13. DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
13. DISCONTINUED OPERATION

On February 22, 2012, Latitude 42 Group, LLC signed a lease for a planned 30,000 square foot venue in Warrenville, Illinois.  The build out was partially executed and a portion of the operational equipment was purchased. During the second half of 2013, L360 was approached by another operator in the same industry to assume the obligations and takeover this location.

In November 2013, the measurement date, management decided that it was in the Company’s best interest to sell the lease and transfer some of the equipment to the Albany, NY venue, a top 13 U.S. mall, which it felt, was a more strategic location for the L360 concept. The lease termination agreement was executed on February 7, 2014 and the equipment purchased for an approximate of $1.2 million was transferred to the new location in April 2014.

The Company has determined the accounting treatment for Latitude 42 is a discontinued operation and the associated expenses are separately disclosed under Discontinued Operations.